Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Financial assets	$ 168,785	$ 152,785
Total Reinsurance assets	3,843	4,024
Credit risk | Gross exposure
Disclosure of external credit grades [line items]
Less: Negative reinsurance assets	1,785	1,443
Total Reinsurance assets	3,843	4,024
Credit risk | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	5,628	5,467
Credit risk | Gross exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,222	2,131
Credit risk | Gross exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,156	1,170
Credit risk | Gross exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	213	200
Credit risk | Gross exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,779	1,707
Credit risk | Gross exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	168	181
Credit risk | Gross exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	90	78
Credit risk | Collateral | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,187	2,099
Credit risk | Collateral | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	8	5
Credit risk | Collateral | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	73	68
Credit risk | Collateral | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	127	128
Credit risk | Collateral | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,740	1,663
Credit risk | Collateral | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	164	168
Credit risk | Collateral | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	75	67
Credit risk | Net exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	3,441	3,368
Credit risk | Net exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,214	2,126
Credit risk | Net exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,083	1,102
Credit risk | Net exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	86	72
Credit risk | Net exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	39	44
Credit risk | Net exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	4	13
Credit risk | Net exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	$ 15	$ 11